Shareholders' equity and share-based payments - Employee reserved capital increases (Details)	12 Months Ended
Dec. 31, 2018
Restricted share plans
Share-based payments
Holding period for non-transferability of shares	2 years
Capital increase reserved for employees
Share-based payments
Holding period for non-transferability of shares	5 years